AB Active ETFs, Inc.

AB US Large Cap Strategic Equities ETF

Portfolio of Investments

August 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Information Technology – 29.5%
Electronic Equipment, Instruments & Components – 0.5%
CDW Corp./DE	4,131	$932,119

Semiconductors & Semiconductor Equipment – 11.8%
Broadcom, Inc.	22,546	3,670,940
KLA Corp.	1,826	1,496,279
NVIDIA Corp.	96,344	11,500,583
NXP Semiconductors NV	9,706	2,488,230
QUALCOMM, Inc.	5,452	955,736
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	3,720	638,724

		20,750,492

Software – 12.1%
Adobe, Inc.(a)	3,934	2,259,729
Gen Digital, Inc.	32,467	859,077
Microsoft Corp.	33,305	13,892,848
Oracle Corp.	24,098	3,404,806
ServiceNow, Inc.(a)	964	824,220

		21,240,680

Technology Hardware, Storage & Peripherals – 5.1%
Apple, Inc.	36,002	8,244,458
Western Digital Corp.(a)	10,663	699,386

		8,943,844

		51,867,135

Health Care – 15.7%
Biotechnology – 2.2%
Regeneron Pharmaceuticals, Inc.(a)	1,251	1,482,047
Vertex Pharmaceuticals, Inc.(a)	4,859	2,409,530

		3,891,577

Health Care Equipment & Supplies – 1.9%
Edwards Lifesciences Corp.(a)	14,069	984,267
Medtronic PLC	25,740	2,280,049

		3,264,316

Health Care Providers & Services – 5.4%
Elevance Health, Inc.	4,157	2,314,992
HCA Healthcare, Inc.	4,304	1,702,619
UnitedHealth Group, Inc.	9,359	5,523,682

		9,541,293

Life Sciences Tools & Services – 3.8%
Illumina, Inc.(a)	5,218	685,645
IQVIA Holdings, Inc.(a)	10,504	2,642,281
Thermo Fisher Scientific, Inc.	2,710	1,666,840
Waters Corp.(a)	4,685	1,622,650

		6,617,416

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.4%
Merck & Co., Inc.	13,855	$1,641,125
Roche Holding AG (Sponsored ADR)	32,529	1,376,952
Zoetis, Inc.	6,812	1,249,934

		4,268,011

		27,582,613

Financials – 12.3%
Banks – 2.8%
Bank of America Corp.	53,799	2,192,309
Wells Fargo & Co.	46,440	2,715,347

		4,907,656

Capital Markets – 2.9%
Charles Schwab Corp. (The)	35,208	2,292,041
Goldman Sachs Group, Inc. (The)	5,619	2,867,095

		5,159,136

Financial Services – 3.9%
PayPal Holdings, Inc.(a)	11,339	821,284
Visa, Inc. - Class A	21,612	5,972,908

		6,794,192

Insurance – 2.7%
Progressive Corp. (The)	14,696	3,706,331
Willis Towers Watson PLC	3,779	1,103,884

		4,810,215

		21,671,199

Communication Services – 11.2%
Diversified Telecommunication Services – 0.9%
Comcast Corp. - Class A	41,420	1,638,989

Entertainment – 1.0%
Walt Disney Co. (The)	19,159	1,731,591

Interactive Media & Services – 8.1%
Alphabet, Inc. - Class C	50,388	8,319,563
Meta Platforms, Inc. - Class A	11,466	5,977,340

		14,296,903

Wireless Telecommunication Services – 1.2%
T-Mobile US, Inc.	10,645	2,115,374

		19,782,857

Consumer Discretionary – 7.3%
Broadline Retail – 3.8%
Amazon.com, Inc.(a)	37,271	6,652,873

Hotels, Restaurants & Leisure – 0.8%
Hyatt Hotels Corp. - Class A	4,361	662,523
Restaurant Brands International, Inc.	12,264	852,103

		1,514,626

Company	Shares	U.S. $ Value

Specialty Retail – 2.0%
AutoZone, Inc.(a)	368	$1,170,785
Home Depot, Inc. (The)	6,438	2,372,403

		3,543,188

Textiles, Apparel & Luxury Goods – 0.7%
NIKE, Inc. - Class B	14,224	1,185,144

		12,895,831

Industrials – 6.7%
Building Products – 0.8%
Otis Worldwide Corp.	15,650	1,481,899

Construction & Engineering – 0.3%
MasTec, Inc.(a)	4,106	464,512

Electrical Equipment – 2.3%
Eaton Corp. PLC	8,517	2,614,123
GE Vernova, Inc.(a)	6,646	1,335,846

		3,949,969

Ground Transportation – 1.3%
CSX Corp.	63,895	2,189,682

Industrial Conglomerates – 0.6%
Honeywell International, Inc.	4,843	1,006,908

Machinery – 1.1%
PACCAR, Inc.	14,247	1,370,276
Pentair PLC	7,242	642,293

		2,012,569

Professional Services – 0.3%
Booz Allen Hamilton Holding Corp.	3,771	598,759

		11,704,298

Consumer Staples – 5.8%
Beverages – 1.9%
Coca-Cola Co. (The)	27,197	1,970,967
Constellation Brands, Inc. - Class A	5,523	1,329,441

		3,300,408

Consumer Staples Distribution & Retail – 3.0%
Costco Wholesale Corp.	1,453	1,296,628
Walmart, Inc.	51,460	3,974,256

		5,270,884

Household Products – 0.9%
Procter & Gamble Co. (The)	8,991	1,542,316

		10,113,608

Energy – 3.2%
Energy Equipment & Services – 1.1%
Baker Hughes Co.	53,448	1,879,766

Oil, Gas & Consumable Fuels – 2.1%
Cameco Corp.	21,718	886,963
Chevron Corp.	7,377	1,091,427

Company	Shares	U.S. $ Value

EOG Resources, Inc.	13,485	$1,737,138

		3,715,528

		5,595,294

Materials – 2.9%
Chemicals – 2.9%
Corteva, Inc.	30,236	1,732,523
Linde PLC	3,762	1,799,176
LyondellBasell Industries NV - Class A	15,634	1,543,076

		5,074,775

Utilities – 1.8%
Electric Utilities – 1.8%
American Electric Power Co., Inc.	13,291	1,332,822
NextEra Energy, Inc.	23,746	1,911,790

		3,244,612

Real Estate – 1.8%
Industrial REITs – 1.1%
Prologis, Inc.	15,718	2,009,075

Specialized REITs – 0.7%
American Tower Corp.	5,218	1,169,145

		3,178,220

Total Common Stocks (cost $151,972,349)		172,710,442

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(b) (c) (d) (cost $2,969,440)	2,969,440	2,969,440

Total Investments – 99.9% (cost $154,941,789)(e)		175,679,882
Other assets less liabilities - 0.1%		134,025

Net Assets – 100.0%		$175,813,907

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,412,513 and gross unrealized depreciation of investments was $(674,420), resulting in net unrealized appreciation of $20,738,093.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US Large Cap Strategic Equities ETF

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$172,710,442	$—	$—	$172,710,442
Short-Term Investments	2,969,440	—	—	2,969,440

Total Investments in Securities	175,679,882	—	—	175,679,882
Other Financial Instruments(b)	—	—	—	—

Total	$175,679,882	$—	$—	$175,679,882

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$594	$3,501	$1,126	$2,969	$67